SUPPLEMENTAL INFORMATION - Operations related to oil and gas producing activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Results of operation from producing activities	¥ 25,281	¥ (2,945)	¥ 28,150
Mainland China
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Results of operation from producing activities	23,616	(3,930)	25,693
Other countries
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Results of operation from producing activities	1,665	985	2,457
Group
Revenues
Sales	72,953	52,354	59,552
Transfers	86,650	58,069	83,633
Total Revenue	159,603	110,423	143,185
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(49,649)	(44,595)	(47,969)
Exploration expenses	(12,382)	(9,716)	(10,510)
Depreciation, depletion, amortization and impairment losses	(54,104)	(52,608)	(48,630)
Taxes other than income tax	(11,249)	(7,379)	(9,395)
Earnings before taxation	32,219	(3,875)	26,681
Income tax expense	(8,225)	188	338
Results of operation from producing activities	23,994	(3,687)	27,019
Group | Mainland China
Revenues
Sales	72,953	52,354	59,262
Transfers	84,484	56,052	80,641
Total Revenue	157,437	108,406	139,903
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(48,674)	(43,487)	(46,725)
Exploration expenses	(12,382)	(9,716)	(10,510)
Depreciation, depletion, amortization and impairment losses	(53,644)	(51,754)	(47,580)
Taxes other than income tax	(11,249)	(7,379)	(9,395)
Earnings before taxation	31,488	(3,930)	25,693
Income tax expense	(7,872)
Results of operation from producing activities	23,616	(3,930)	25,693
Group | Other countries
Revenues
Sales			290
Transfers	2,166	2,017	2,992
Total Revenue	2,166	2,017	3,282
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(975)	(1,108)	(1,244)
Depreciation, depletion, amortization and impairment losses	(460)	(854)	(1,050)
Earnings before taxation	731	55	988
Income tax expense	(353)	188	338
Results of operation from producing activities	378	243	1,326
Equity method investments
Revenues
Total Revenue	8,812	4,913	9,325
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(2,246)	(998)	(2,516)
Depreciation, depletion, amortization and impairment losses	(533)	(940)	(1,124)
Taxes other than income tax	(4,391)	(1,930)	(4,068)
Earnings before taxation	1,642	1,045	1,617
Income tax expense	(355)	(303)	(486)
Results of operation from producing activities	1,287	742	1,131
Equity method investments | Other countries
Revenues
Total Revenue	8,812	4,913	9,325
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(2,246)	(998)	(2,516)
Depreciation, depletion, amortization and impairment losses	(533)	(940)	(1,124)
Taxes other than income tax	(4,391)	(1,930)	(4,068)
Earnings before taxation	1,642	1,045	1,617
Income tax expense	(355)	(303)	(486)
Results of operation from producing activities	¥ 1,287	¥ 742	¥ 1,131